Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $6,301,800.00.
Narrative - Max Aggregate Offering Price	$ 6,301,800.00
Final Prospectus	true